Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Disclosure of Changes in standardized Measure of Discounted Future Net Cash Flows (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Change in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Abstract]
Sales of oil and gas produced, net of production costs	$ (25,076)	$ (19,411)	$ (28,371)
Net changes in prices and production costs	26,355	(53,278)	(327,865)
Extensions and discoveries	3,639	1,105	3,086
Development cost incurred during the year	2,699	4,124	10,172
Changes in estimated development costs	2,744	1,763	(2,171)
Reserves revisions and timing changes	(1,353)	6,366	(22,801)
Accretion of discount of pre-tax net cash flows	5,891	11,094	43,394
Net changes in production and excess gains taxes	(15,628)	37,537	295,437
Aggregate change in standardized measure of discounted future net cash flows	(728)	(10,700)	(29,119)
As of January 1	4,841	15,541	44,661
As of December 31	4,113	4,841	15,541
Change	$ (728)	$ (10,700)	$ (29,119)